SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Major Customer Concentration (Details) - Sales [Member] - Customer [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Concentration Risk Threshold Percentage	54.00%	61.00%	55.00%
Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk Threshold Percentage	25.00%	2.00%	0.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk Threshold Percentage	15.00%	6.00%	5.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk Threshold Percentage	14.00%	53.00%	50.00%